Summary of Significant Accounting Policies - Basis Of Presentation, Subsidiaries, Affiliates and Restricted Cash (Details)	6 Months Ended
Jun. 30, 2016
Navios Partners and its subsidiaries
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	20.10%
General partner interest of Navios Holdings	2.00%
Navios Acquisition and its subsidiaries
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	46.30%
Acropolis Chartering and Shipping Inc. ("Acropolis")
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	50.00%
Ownership percentage of Navios Holdings	35.00%
Navios Europe I
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	47.50%
Navios Europe II
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	47.50%
Navios Logistics
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	63.80%